Document and Entity Information Statement	Jun. 28, 2019	Jun. 27, 2019
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Jun. 27, 2019
Entity Registrant Name		VIPER ENERGY PARTNERS LP
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		46-5001985
Entity Address, Address Line One		500 West Texas
Entity Address, Address Line Two		Suite 1200
Entity Address, City or Town		Midland,
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		79701
City Area Code	-432
Local Phone Number	221-7400
Trading Symbol		VNOM
Amendment Flag		false
Entity Central Index Key		0001602065
Current Fiscal Year End Date		--12-31
Entity Filer Category		Large Accelerated Filer
Entity Small Business		false